Unaudited Consolidated Statements of Cash Flow - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
Net loss	€ (4,874)	€ (1,147)
Non-cash items:
Depreciation of property, plant, and equipment	527	116
Amortization of intangible assets	1,126	1,521
Net finance expenses	119	564
Foreign currency gains and losses	99	(70)
Gain/loss on disposal of property, plant, and equipment	1	0
Share-based compensation expense	2,075	1,777
Change in operating assets and liabilities:
Change in contract liabilities	(1,096)	858
Changes in tax positions	(13)	(573)
Change in provisions	213	(62)
Change in other operating assets and liabilities	(446)	84
Changes in working capital:
Change in current trade and other receivables	472	(629)
Change in current trade and other payables	6,391	(2,956)
Cash inflow (outflow) from operating activities	4,594	(517)
Interest paid	(109)	(221)
Net cash inflow (outflow) from operating activities	4,485	(738)
Expenditure for investments in intangible assets	(2,345)	(1,473)
Expenditure for investments in property, plant and equipment	(52)	(226)
Cash inflow (outflow) from investing activities	(2,397)	(1,699)
Proceeds from stock option exercises	381	139
Proceeds from bank loans	0	14,910
Repayment of bank loans	(938)	(938)
Payments directly related to loan facility	0	(60)
Payment of lease liabilities	(200)
Repayment of shareholder loans	0	(6,157)
Cash merger consideration payments to Affinitas shareholders	0	(5,730)
Cash inflow (outflow) from financing activities	(757)	2,164
Change in cash and cash equivalents	1,331	(273)
Cash and cash equivalents at January 1	11,095	8,214
Effects of exchange rate fluctuations on cash	45	112
Cash and cash equivalents at June 30	€ 12,471	€ 8,053